Schedule of Investments ─ IQ Engender Equality ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 6.8%
Interpublic Group of Cos., Inc. (The)	2,635	$86,929
Meta Platforms, Inc., Class A*	259	101,046
Paramount Global, Class B	5,320	77,619
Pinterest, Inc., Class A*	2,320	86,930
Verizon Communications, Inc.	2,320	98,252
Total Communication Services		450,776

Consumer Discretionary — 18.0%
DoorDash, Inc., Class A*	853	88,882
eBay, Inc.	2,077	85,302
Etsy, Inc.*	1,075	71,552
Expedia Group, Inc.*	594	88,108
Ford Motor Co.	7,200	84,384
General Motors Co.	2,427	94,168
Hasbro, Inc.	1,718	84,096
Hilton Worldwide Holdings, Inc.	490	93,570
Macy's, Inc.	4,392	80,330
Marriott International, Inc., Class A	393	94,214
McDonald's Corp.	301	88,109
Service Corp. International	1,273	85,444
VF Corp.	4,348	71,568
Yum! Brands, Inc.	673	87,147
Total Consumer Discretionary		1,196,874

Consumer Staples — 13.3%
Clorox Co. (The)	611	88,748
Coca-Cola Co. (The)	1,477	87,867
General Mills, Inc.	1,330	86,330
J M Smucker Co. (The)	701	92,217
Kellanova	1,613	88,328
Mondelez International, Inc., Class A	1,227	92,356
PepsiCo, Inc.	519	87,467
Procter & Gamble Co. (The)	602	94,598
Target Corp.	626	87,064
Walgreens Boots Alliance, Inc.	3,434	77,505
Total Consumer Staples		882,480

Financials — 21.6%
American Express Co.	481	96,556
Bank of America Corp.	2,576	87,610
Bank of New York Mellon Corp. (The)	1,677	93,006
BlackRock, Inc.	106	82,077
Citigroup, Inc.	1,740	97,736
Mastercard, Inc., Class A	207	92,991
MetLife, Inc.	1,305	90,462
Moody's Corp.	223	87,425
PayPal Holdings, Inc.*	1,413	86,687
Prudential Financial, Inc.	834	87,512
Raymond James Financial, Inc.	789	86,932
S&P Global, Inc.	199	89,222
Synchrony Financial	2,335	90,761
Wells Fargo & Co.	1,721	86,360
WEX, Inc.*	460	94,019
Willis Towers Watson PLC	366	90,146
Total Financials		1,439,502

Health Care — 12.7%
Biogen, Inc.*	350	86,331
Boston Scientific Corp.*	1,551	98,116
Bristol-Myers Squibb Co.	1,704	83,275
Cencora, Inc.	433	100,750
Illumina, Inc.*	681	97,390
Johnson & Johnson	559	88,825
Merck & Co., Inc.	824	99,523
Organon & Co.	6,631	110,406
Zoetis, Inc.	442	83,012
Total Health Care		847,628

Industrials — 5.0%
Cummins, Inc.	359	85,909
Lyft, Inc., Class A*	5,566	69,519
Uber Technologies, Inc.*	1,403	91,574
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Xylem, Inc.	782	$87,928
Total Industrials		334,930

Information Technology — 12.3%
Accenture PLC, Class A	252	91,698
Autodesk, Inc.*	358	90,864
HubSpot, Inc.*	155	94,705
Intuit, Inc.	143	90,280
Keysight Technologies, Inc.*	547	83,833
Microsoft Corp.	234	93,034
Salesforce, Inc.*	331	93,041
Tyler Technologies, Inc.*	211	89,200
Workday, Inc., Class A*	318	92,560
Total Information Technology		819,215

Materials — 3.9%
Dow, Inc.	1,596	85,546
Ecolab, Inc.	441	87,415
International Flavors & Fragrances, Inc.	1,089	87,860
Total Materials		260,821

Real Estate — 3.8%
Essex Property Trust, Inc.	354	82,578
Welltower, Inc.	954	82,530
Zillow Group, Inc., Class C*	1,551	88,159
Total Real Estate		253,267

Utilities — 2.5%
American Water Works Co., Inc.	657	81,481
Edison International	1,238	83,541
Total Utilities		165,022

Total Common Stocks
(Cost $6,306,207)		6,650,515

Short-Term Investment — 0.0%(a)

Money Market Funds — 0.0%(a)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)
(Cost $664)	664	664

Total Investments — 99.9% (Cost $6,306,871)		6,651,179
Other Assets and Liabilities, Net — 0.1%		4,619
Net Assets — 100%		$6,655,798

1

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Reflects the 1-day yield at January 31, 2024.

Schedule of Investments ─ IQ Engender Equality ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$6,650,515	$—	$—	$6,650,515
Short-Term Investment:
Money Market Funds	664	—	—	664
Total Investments in Securities	$6,651,179	$—	$—	$6,651,179

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.